Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
FCG [Member]
Schedule of Related Party Activity [Line Items]
Total revenues	$ 13,001	$ 2,675	$ 43,300	$ 2,675	$ 8,033	[1]
Total expenses	3,237	1,602	5,068	1,602
PDP [Member]
Schedule of Related Party Activity [Line Items]
Total revenues	52	247	85	260	41,259		$ 33,962
Total expenses	$ 2,082	1,656	$ 4,107	3,438	4,720		3,980
Sierra Parima [Member]
Schedule of Related Party Activity [Line Items]
Total revenues		461		1,551	2,639		226
Total expenses		$ 877		$ 4,733	$ 1,418		$ 4,167

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.